Equity - Schedule of Restricted Share Units for Common Shares (Details) - RSUs - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RSUs for common shares
Beginning balance (in shares)	4,592,095	3,141,446
RSUs granted (in shares)	6,510,588	3,151,939
RSUs exercised (in shares)	(2,332,470)	(642,850)
RSUs forfeited (in shares)	(3,291,553)	(1,058,440)
Ending balance (in shares)	5,478,660	4,592,095